Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13:-	RELATED PARTIES

a.	Through February 2016, several management members also provided services to the Company as service providers. As of December 31, 2022 and 2021, the Company has recorded a provision for severance pay liability for such service providers in the amounts of $174 and $199, respectively. These amounts are included in “Other liabilities”.

b.	In July 2019, the Company entered into a master service agreement with a third-party provider (the “Provider”) to conduct a portion of a phase 3 clinical trial in Eastern Europe. One of the Company’s directors serves as a director and shareholder in the Provider.

During the years ended December 31, 2022 and 2021, and following the agreement with the Provider, the Company recognized research and development expenses in the total amount of $1,422 and $3,748, respectively.

In May 2022, the Provider was acquired by a non-related third party. As a result, the Provider no longer exists. Accordingly, the director is no longer an officer nor a shareholder of the third party or has any other connection to the third party.

c.	On December 30, 2021, the Company’s Board of Directors appointed Dikla Czaczkes Akselbrad, the then current Company’s Executive Vice President and Chief Financial Officer, as the Company’s Chief Executive Officer (“CEO”), effective July 1, 2022, replacing Amir Weisberg after 11 years.